Segment reporting - Schedule of revenue by geographic region (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Revenue	R$ 756,715	R$ 612,324	R$ 429,701
Brazil
Segment reporting
Revenue	687,691	531,569	357,717
USA
Segment reporting
Revenue	14,336	31,701	26,828
Argentina
Segment reporting
Revenue	11,231	5,875	2,829
Mexico
Segment reporting
Revenue	14,402	11,037	5,489
Switzerland
Segment reporting
Revenue	631	8,118	18,024
Peru
Segment reporting
Revenue	4,463	3,203	2,020
Chile
Segment reporting
Revenue	3,781	2,856	1,223
Colombia
Segment reporting
Revenue	5,541	5,704	4,038
Others
Segment reporting
Revenue	R$ 14,639	R$ 12,261	R$ 11,533